TAX EXPENSE (Details) - Narrative - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
The Group
TAX EXPENSE (Details) - Narrative [Line Items]
Adjustments for current tax of prior periods	£ 70	£ 160	£ (11)
UK corporation tax
TAX EXPENSE (Details) - Narrative [Line Items]
Applicable tax rate (in percent)	19.00%	19.00%	19.00%
UK corporation tax | Capitalised software enhancements | The Group
TAX EXPENSE (Details) - Narrative [Line Items]
Adjustments for current tax of prior periods	£ 215	£ 0
Adjustments for deferred tax of prior periods	261
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense	£ 46